Payden Absolute Return Bond Fund

Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (32%
)
1,275,000 AIMCO CLO 2018-BA 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.362%),
6.68%, 1/15/32 (a)(b) $ 1,275
165,732 Allegro CLO II-S Ltd. 2014-1RA 144A, (3
mo. Term Secured Overnight Financing Rate +
1.342%), 6.66%, 10/21/28 (a)(b) 166
3,000,000 Allegro CLO V Ltd. 2017-1A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.712%), 7.03%, 10/16/30 (a)(b) 2,995
2,123,000 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (b) 1,959
2,200,000 Ares LXV CLO Ltd. 2022-65A 144A, (3 mo.
Term Secured Overnight Financing Rate +
2.000%), 7.32%, 7/25/34 (a)(b) 2,203
250,000 Bosphorus CLO V DAC 5A 144A, (3 mo.
EURIBOR + 1.010%), 4.96%, 12/12/32
EUR (a)(b)(c) 268
3,300,000 Bridgepoint CLO 2 DAC 2A 144A, (3 mo.
EURIBOR + 0.900%), 4.84%, 4/15/35 EUR (a)
(b)(c) 3,511
2,200,000 Buckhorn Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.382%), 6.68%, 7/18/34 (a)(b) 2,203
3,000,000 CARLYLE U.S. CLO Ltd. 2021-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.402%), 6.72%, 4/15/34 (a)(b) 3,003
1,562,887 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (b) 1,510
1,184,250 CARS-DB4 LP 2020-1A 144A, 3.19%,
2/15/50 (b) 1,142
2,800,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (b) 2,694
1,000,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (b) 917
970,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (b) 820
5,700,000 Carvana Auto Receivables Trust 2023-P1 144A,
5.98%, 12/10/27 (b) 5,742
2,000,000 Cifc Funding Ltd. 2023-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.600%),
6.92%, 1/20/37 (a)(b) 2,000
5,400,000 CIFC Funding Ltd. 2020-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.392%),
6.71%, 10/20/34 (a)(b) 5,406
3,200,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (b)(c) 2,189
991,816 CVC Cordatus Loan Fund III DAC 3X, (3 mo.
EURIBOR + 0.780%), 4.78%, 8/15/32 EUR (a)
(c)(d) 1,065
2,395,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (b) 2,131
1,150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (b) 1,015
2,000,000 Diamond Issuer 2021-1A 144A, 3.79%,
11/20/51 (b) 1,683
1,750,500 Domino's Pizza Master Issuer LLC 2021-1A
144A, 2.66%, 4/25/51 (b) 1,572
2,042,250 Domino's Pizza Master Issuer LLC 2021-1A
144A, 3.15%, 4/25/51 (b) 1,771
1,045,000 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (b) 1,016
Principal
or Shares Security Description
Value
(000)
1,261,000 Driven Brands Funding LLC 2020-2A 144A,
3.24%, 1/20/51 (b) $ 1,146
650,000 Dryden 39 Euro CLO DAC 2015-39A 144A,
(3 mo. EURIBOR + 0.950%), 4.89%, 4/15/35
EUR (a)(b)(c) 692
3,000,000 Dryden CLO Ltd. 2019-68A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.432%),
6.75%, 7/15/35 (a)(b) 3,004
3,700,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.712%), 7.03%, 4/15/29 (a)(b) 3,685
4,000,000 Exeter Automobile Receivables Trust 2022-1A,
3.02%, 6/15/28  3,824
3,800,000 Exeter Automobile Receivables Trust 2023-3A,
6.21%, 6/15/28  3,839
3,000,000 Exeter Automobile Receivables Trust 2022-1A
144A, 5.02%, 10/15/29 (b) 2,811
4,500,000 Exeter Automobile Receivables Trust 2022-2A
144A, 6.34%, 10/15/29 (b) 4,343
1,900,000 Exeter Automobile Receivables Trust 2022-4A
144A, 8.23%, 3/15/30 (b) 1,925
53 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28  4,504
2,700,000 Flagship Credit Auto Trust 2021-3 144A,
3.32%, 12/15/28 (b) 2,237
110 Flagship Credit Auto Trust , 0.00%, 3/15/29  577
3,500,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (b) 3,178
3,600,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850%), 7.20%, 2/23/39 (a)(b) 3,518
3,100,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 7.60%, 2/23/39 (a)(b) 3,021
3,600,000 GoldenTree Loan Management U.S. CLO
Ltd. 2022-16A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.670%), 7.03%,
1/20/34 (a)(b) 3,606
2,300,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. Term Secured Overnight Financing Rate +
2.514%), 7.85%, 9/15/37 (a)(b) 2,242
2,000,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. Term Secured Overnight Financing Rate +
2.864%), 8.20%, 9/15/37 (a)(b) 1,917
1,000,000 Grippen Park CLO Ltd. 2017-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.912%), 7.23%, 1/20/30 (a)(b) 1,002
250,000 Henley CLO I DAC 1A 144A, (3 mo. EURIBOR
+ 0.950%), 4.90%, 7/25/34 EUR (a)(b)(c) 267
4,853,645 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (b) 5,802
4,350,000 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 8.48%, 12/26/28 (b) 4,332
1,500,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 9.81%, 2/26/29 (b) 1,484
2,750,000 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
6.79%, 2/17/39 (a)(b) 2,724
4,150,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
3.864%), 9.20%, 7/15/36 (a)(b) 3,704

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
442,029 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.212%), 6.52%, 4/19/30 (a)(b) $ 442
1,197,979 Magnetite VII Ltd. 2012-7A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.062%),
6.38%, 1/15/28 (a)(b) 1,197
3,100,000 Magnetite Xxix Ltd. 2021-29A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.252%), 6.57%, 1/15/34 (a)(b) 3,104
2,597,833 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 3.39%, 11/20/50 (b) 2,253
1,319,261 OCP CLO Ltd. 2017-13A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.222%),
6.54%, 7/15/30 (a)(b) 1,321
3,600,000 OHA Credit Funding Ltd. 2024-17A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.480%), 0.00%, 4/20/37 (a)(b) 3,600
3,300,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (b) 3,281
2,685,460 OZLME IV DAC 4X, (3 mo. EURIBOR +
0.820%), 4.75%, 7/27/32 EUR (a)(c)(d) 2,875
6,038,664 Palmer Square Loan Funding Ltd. 2022-2A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.270%), 6.58%, 10/15/30 (a)(b) 6,036
1,895,000 Planet Fitness Master Issuer LLC 2018-1A 144A,
4.67%, 9/05/48 (b) 1,852
1,800,000 Providus CLO IV DAC 4A 144A, (3 mo.
EURIBOR + 0.820%), 4.79%, 4/20/34 EUR (a)
(b)(c) 1,913
2,600,000 RR Ltd. 2022-24A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.730%), 7.08%,
1/15/36 (a)(b) 2,611
3,400,000 RRE Loan Management DAC 16A 144A, (3
mo. EURIBOR + 1.680%), 5.62%, 10/15/36
EUR (a)(b)(c) 3,685
1,010,436 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 5.28%, 5/15/32 (b) 1,004
599,946 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 7.38%, 5/15/32 (b) 601
1,300,000 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 9.97%, 5/15/32 (b) 1,341
2,995,000 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 11.91%, 8/16/32 (b) 3,015
708,080 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 11.37%, 12/15/32 (b) 717
2,700,000 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 14.59%, 12/15/32 (b) 2,827
100 Santander Consumer Auto Receivables Trust
2021-B , 0.00%, 3/15/29  2,144
100 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28  1,198
4,400,000 Santander Drive Auto Receivables Trust 2024-1,
5.71%, 2/16/27  4,402
25,600 Santander Drive Auto Receivables Trust 2023-S1
144A, 0.00%, 4/18/28 (b) 4,522
763,170 Santander Drive Auto Receivables Trust 2023-S1
144A, 8.14%, 4/18/28 (b) 768
2,200,000 Santander Drive Auto Receivables Trust 2023-S1
144A, 10.40%, 4/18/28 (b) 2,210
Principal
or Shares Security Description
Value
(000)
2,200,000 Sound Point Euro CLO III Funding DAC 3X,
(3 mo. EURIBOR + 0.950%), 4.89%, 4/15/33
EUR (a)(c)(d) $ 2,354
3,450,000 St Paul's CLO XII DAC 12A 144A, (3 mo.
EURIBOR + 0.920%), 4.86%, 4/15/33 EUR (a)
(b)(c) 3,677
2,400,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (b) 2,240
3,500,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (b) 3,198
500,000 Symphony CLO XVII Ltd. 2016-17X, (3 mo.
Term Secured Overnight Financing Rate +
2.912%), 8.23%, 4/15/28 (a)(d) 500
2,900,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (b) 2,824
1,500,000 TRTX Issuer Ltd. 2022-FL5 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650%), 7.00%, 2/15/39 (a)(b) 1,485
85 United Auto Credit Securitization Trust 2022-2 ,
0.00%, 4/10/29  —
2,400,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (b) 2,234
2,300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (b) 1,994
458,656 Venture XVII CLO Ltd. 2014-17A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.142%), 6.46%, 4/15/27 (a)(b) 459
1,279,077 Vibrant CLO VII Ltd. 2017-7A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.302%), 6.62%, 9/15/30 (a)(b) 1,279
3,600,000 VMC Finance LLC 2022-FL5 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.900%), 7.25%, 2/18/39 (a)(b) 3,537
2,185,599 Voya CLO Ltd. 2019-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.322%),
6.64%, 4/15/31 (a)(b) 2,187
5,444,034 Voya CLO Ltd. 2014-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.252%),
6.55%, 4/18/31 (a)(b) 5,444
1,033,181 Wendy's Funding LLC 2019-1A 144A, 3.78%,
6/15/49 (b) 997
3,022,217 Wendy's Funding LLC 2021-1A 144A, 2.37%,
6/15/51 (b) 2,643
3,800,000 Westlake Automobile Receivables Trust 2021-
1A 144A, 2.33%, 8/17/26 (b) 3,662
5,475,000 Westlake Automobile Receivables Trust 2021-
2A 144A, 2.38%, 3/15/27 (b) 5,208
2,025,000 Westlake Automobile Receivables Trust 2023-
4A 144A, 7.19%, 7/16/29 (b) 2,076
2,437,500 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (b) 2,149
Total Asset Backed (Cost - $239,771)
228,706
Bank Loans(e) (1%
)
2,073,750 Asurion LLC Term Loan B10 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
9.43%, 8/19/28  2,051
1,935,000 Evergreen AcqCo 1 LP Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.000%), 4.75%, 4/26/28  1,945
1,412,388 McGraw-Hill Education Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.750%), 10.22%, 7/28/28  1,406
Total Bank Loans (Cost - $5,342)
5,402

Principal
or Shares Security Description
Value
(000)
Corporate Bond (31%
)
Financial  (15%)
375,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (a)(f) $ 305
3,625,000 American Express Co. , (Secured Overnight
Financing Rate + 1.280%), 5.28%, 7/27/29 (a) 3,693
1,300,000 American Homes 4 Rent LP , 5.50%, 2/01/34  1,314
3,650,000 American Tower Corp. , 5.50%, 3/15/28  3,733
1,550,000 American Tower Corp. , 5.25%, 7/15/28 (g) 1,573
1,300,000 Banco de Sabadell SA , (1Year Euribor Swap Rate
+ 2.400%), 5.25%, 2/07/29 EUR (a)(c)(d) 1,461
1,350,000 Banco Mercantil del Norte SA , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.643%), 5.88% (a)(d)(f) 1,261
3,000,000 Banco Santander SA , 5.59%, 8/08/28  3,056
3,375,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.774%), 3.71%,
4/24/28 (a) 3,245
4,900,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.302%), 3.42%,
12/20/28 (a) 4,631
1,975,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.220%), 2.30%, 7/21/32 (a) 1,622
1,850,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (a) 1,866
675,000 BBVA Bancomer SA , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.661%), 8.45%, 6/29/38 (a)(d) 705
3,400,000 Blackstone Holdings Finance Co. LLC 144A,
5.90%, 11/03/27 (b) 3,522
1,600,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  1,561
900,000 Blue Owl Capital Corp. , 3.40%, 7/15/26  843
1,000,000 CaixaBank SA , (3 mo. EURIBOR + 1.000%),
0.75%, 5/26/28 EUR (a)(c)(d) 988
2,750,000 Citigroup Inc. , (3 mo. Term Secured Overnight
Financing Rate + 1.652%), 3.67%, 7/24/28 (a) 2,632
2,150,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (a) 1,842
4,650,000 Digital Realty Trust LP , 5.55%, 1/15/28  4,757
725,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (b)(c) 710
1,825,000 Fiserv Inc. , 5.45%, 3/02/28  1,873
2,000,000 FS KKR Capital Corp. , 1.65%, 10/12/24  1,944
1,600,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (b) 1,570
3,850,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (a) 3,316
1,500,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  1,492
875,000 Hyundai Capital America 144A, 6.10%,
9/21/28 (b) 914
2,500,000 Intesa Sanpaolo SpA , 1.35%, 2/24/31 EUR (c)(d) 2,256
4,200,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.990%), 4.85%, 7/25/28 (a) 4,196
4,825,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.450%), 5.30%, 7/24/29 (a) 4,906
2,175,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.750%), 4.57%, 6/14/30 (a) 2,142
2,175,000 Macquarie Bank Ltd. 144A, 5.39%, 12/07/26 (b) 2,202
3,500,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 2.240%), 6.30%, 10/18/28 (a) 3,661
1,500,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.730%), 5.12%, 2/01/29 (a) 1,506
Principal
or Shares Security Description
Value
(000)
1,850,000 Morgan Stanley , (3 mo. EURIBOR + 1.304%),
4.66%, 3/02/29 EUR (a)(c) $ 2,081
1,150,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.590%), 5.16%, 4/20/29 (a) 1,158
1,150,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50%, 3/24/26 GBP (c) 1,170
1,225,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99%, 10/15/26 EUR (c) 1,003
1,110,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (b) 896
3,207,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.249%), 2.49%,
1/06/28 (a) 2,934
850,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 2.500%), 6.17%,
1/09/30 (a) 855
1,400,000 Sasol Financing USA LLC , 5.88%, 3/27/24  1,397
4,000,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (b) 3,587
2,200,000 SBA Tower Trust 144A, 6.60%, 1/15/28 (b) 2,263
1,350,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (b) 1,237
1,725,000 Sun Communities Operating LP , 5.50%, 1/15/29  1,743
3,450,000 Synchrony Bank , 5.40%, 8/22/25  3,425
1,525,000 UBS Group AG , (ICE 1Year Euribor Swap Fix +
1.050%), 1.00%, 6/24/27 EUR (a)(c)(d) 1,550
667,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.980%), 4.81%, 7/25/28 (a) 663
5,700,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.740%), 5.57%, 7/25/29 (a) 5,828
2,600,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.790%), 6.30%, 10/23/29 (a) 2,741
111,829
Industrial  (12%)
1,200,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (b) 1,129
1,300,000 Altice France Holding SA 144A, 10.50%,
5/15/27 (b) 749
1,100,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (b) 1,092
1,225,000 Bausch & Lomb Escrow Corp. 144A, 8.38%,
10/01/28 (b) 1,273
3,100,000 Boeing Co. , 5.04%, 5/01/27  3,106
2,850,000 Broadcom Inc. 144A, 4.00%, 4/15/29 (b) 2,744
1,500,000 CDW LLC/CDW Finance Corp. , 2.67%,
12/01/26  1,404
1,050,000 Centene Corp. , 3.38%, 2/15/30  941
458,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25%, 4/27/29 (d) 428
920,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (b) 861
3,100,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.30%,
2/01/32  2,427
1,300,000 CSC Holdings LLC 144A, 11.25%, 5/15/28 (b) 1,318
1,500,000 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (b) 1,478
2,875,000 Dollar General Corp. , 5.20%, 7/05/28  2,926
1,400,000 Ford Motor Credit Co. LLC , 6.80%, 11/07/28  1,463
1,975,000 General Mills Inc. , 3.91%, 4/13/29 EUR (c) 2,196
1,925,000 General Motors Financial Co. Inc. , 5.80%,
1/07/29  1,977
600,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (b) 470
2,150,000 HCA Inc. , 5.20%, 6/01/28  2,172
1,400,000 HCA Inc. , 5.88%, 2/01/29  1,445

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,725,000 Heathrow Funding Ltd. , 1.50%, 10/12/25
EUR (c)(d) $ 1,802
3,180,000 Hewlett Packard Enterprise Co. , 5.25%,
7/01/28 (g) 3,233
1,515,000 Humana Inc. , 5.75%, 3/01/28  1,566
2,625,000 Hyundai Capital America 144A, 2.10%,
9/15/28 (b) 2,315
1,200,000 Hyundai Capital America 144A, 5.70%,
6/26/30 (b) 1,240
450,000 INEOS Quattro Finance 2 PLC 144A, 9.63%,
3/15/29 (b) 473
2,500,000 Jabil Inc. , 4.25%, 5/15/27  2,448
641,000 Jabil Inc. , 3.60%, 1/15/30  588
700,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. , 5.75%, 4/01/33  694
3,000,000 JDE Peet's NV 144A, 1.38%, 1/15/27 (b) 2,705
1,225,000 Kaiser Aluminum Corp. 144A, 4.63%,
3/01/28 (b) 1,130
1,675,000 Micron Technology Inc. , 5.30%, 1/15/31  1,693
1,300,000 Minerva Luxembourg SA , 8.88%, 9/13/33 (d) 1,364
1,275,000 NBM U.S. Holdings Inc. , 7.00%, 5/14/26 (d) 1,279
1,200,000 NBM U.S. Holdings Inc. , 6.63%, 8/06/29 (d) 1,171
4,275,000 Open Text Corp. 144A, 6.90%, 12/01/27 (b) 4,438
2,400,000 Oracle Corp. , 6.15%, 11/09/29  2,562
1,700,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.88%, 11/15/27 (b) 1,745
200,000 Renesas Electronics Corp. 144A, 2.17%,
11/25/26 (b) 184
1,700,000 Rentokil Initial PLC , 0.50%, 10/14/28 EUR (c)
(d) 1,621
1,400,000 Sigma Alimentos SA de CV , 4.13%, 5/02/26 (d) 1,361
775,000 Spirit AeroSystems Inc. 144A, 9.75%,
11/15/30 (b) 814
550,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (b) 579
2,900,000 Tesco Corporate Treasury Services PLC , 0.38%,
7/27/29 EUR (c)(d) 2,673
2,575,000 T-Mobile USA Inc. , 4.85%, 1/15/29  2,581
1,950,000 Toll Brothers Finance Corp. , 3.80%, 11/01/29  1,823
1,905,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (b) 1,602
525,000 Verde Purchaser LLC 144A, 10.50%,
11/30/30 (b) 543
3,220,000 VMware LLC , 1.80%, 8/15/28  2,831
2,975,000 Warnermedia Holdings Inc. , 3.76%, 3/15/27  2,859
83,516
Utility  (4%)
1,550,000 Alliant Energy Finance LLC 144A, 5.95%,
3/30/29 (b) 1,613
4,050,000 American Electric Power Co. Inc. , 5.20%,
1/15/29  4,114
750,000 Borr IHC Ltd./Borr Finance LLC 144A, 10.00%,
11/15/28 (b) 779
1,300,000 Ecopetrol SA , 8.38%, 1/19/36  1,317
2,325,000 Enel Finance International NV , 3.88%, 3/09/29
EUR (c)(d) 2,590
1,650,000 Energy Transfer LP , 6.40%, 12/01/30  1,759
1,100,000 Energy Transfer LP , 5.55%, 5/15/34  1,107
2,100,000 Exelon Corp. , 5.15%, 3/15/28  2,132
925,000 Geopark Ltd. , 5.50%, 1/17/27 (d) 825
2,435,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (b)(d) 2,365
650,000 NextEra Energy Operating Partners LP 144A,
7.25%, 1/15/29 (b) 670
Principal
or Shares Security Description
Value
(000)
1,175,000 Patterson-UTI Energy Inc. , 3.95%, 2/01/28  $ 1,107
1,375,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33  1,470
1,400,000 Petroleos Mexicanos , 3.63%, 11/24/25 EUR (c)
(d) 1,447
750,000 Petroleos Mexicanos , 4.88%, 2/21/28 EUR (c)(d) 719
1,675,000 Petroleos Mexicanos , 8.75%, 6/02/29  1,619
750,000 TransAlta Corp. , 7.75%, 11/15/29  789
455,000 Transocean Inc. , 7.50%, 4/15/31  402
675,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (b) 717
806,000 Vistra Operations Co. LLC 144A, 5.13%,
5/13/25 (b) 800
1,125,000 Vistra Operations Co. LLC 144A, 6.95%,
10/15/33 (b) 1,190
2,050,000 Western Midstream Operating LP , 6.35%,
1/15/29  2,144
875,000 Western Midstream Operating LP , 6.15%,
4/01/33  903
32,578
Total Corporate Bond (Cost - $224,886)
227,923
Foreign Government (4%
)
36,000,000 Brazil Letras do Tesouro Nacional , 10.31%,
4/01/24 BRL (c)(h) 7,133
1,825,000 Brazilian Government International Bond ,
6.13%, 3/15/34  1,811
1,225,000 Colombia Government International Bond ,
8.00%, 11/14/35  1,293
1,750,000 Dominican Republic International Bond , 5.95%,
1/25/27 (d) 1,758
2,000,000 Export-Import Bank of India 144A, 5.50%,
1/18/33 (b) 2,035
1,850,000 Guatemala Government Bond , 4.38%,
6/05/27 (d) 1,775
2,600,000 Ivory Coast Government International Bond ,
6.38%, 3/03/28 (d) 2,550
575,000 Ivory Coast Government International Bond ,
5.25%, 3/22/30 EUR (c)(d) 566
750,000 Ivory Coast Government International Bond
144A, 8.25%, 1/30/37 (b) 749
1,225,000 Nigeria Government International Bond , 6.13%,
9/28/28 (d) 1,068
2,375,000 Peruvian Government International Bond ,
2.78%, 1/23/31  2,067
900,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (d) 841
900,000 Republic of Uzbekistan International Bond ,
3.70%, 11/25/30 (d) 739
874,000 Romanian Government International Bond
144A, 5.88%, 1/30/29 (b) 884
3,750,000 Romanian Government International Bond ,
6.63%, 9/27/29 EUR (c)(d) 4,364
Total Foreign Government (Cost - $28,944)
29,633
Mortgage Backed (20%
)
310,001 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 0.944%), 6.28%, 12/18/37 (a)(b) 305
600,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.864%), 7.20%, 12/18/37 (a)(b) 580
54,713 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 6.60%,
2/16/37 (a)(b) 54

Principal
or Shares Security Description
Value
(000)
2,350,000 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.464%), 6.80%,
2/16/37 (a)(b) $ 2,321
2,100,000 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.914%), 7.25%,
2/16/37 (a)(b) 2,070
3,000,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.964%), 8.30%, 9/15/36 (a)(b) 2,896
1,020,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.914%), 7.25%, 10/15/36 (a)(b) 1,015
1,657,500 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.114%), 7.45%, 10/15/36 (a)(b) 1,648
2,550,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.414%), 7.75%, 10/15/36 (a)(b) 2,526
2,310,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.214%), 7.55%, 10/15/37 (a)(b) 2,287
1,260,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.864%), 8.20%, 10/15/37 (a)(b) 1,230
2,494,234 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.067%), 7.40%, 5/15/38 (a)(b) 2,442
835,564 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.464%), 7.80%, 6/15/38 (a)(b) 817
2,900,000 BX Trust 2018-GW 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.717%), 8.05%,
5/15/35 (a)(b) 2,807
4,100,000 BX Trust 2023-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.690%),
8.02%, 5/15/38 (a)(b) 4,145
4,900,000 BX Trust 2024-BIO 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.642%), 6.94%,
2/15/41 (a)(b) 4,907
700,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.064%),
7.40%, 2/15/38 (a)(b) 531
3,600,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.164%),
7.50%, 2/15/38 (a)(b) 2,544
799,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.547%), 8.88%, 12/15/37 (a)(b) 790
15,319,788 Cantor Commercial Real Estate Lending 2019-
CF1, 1.29%, 5/15/52 (i) 606
2,779,476 Cassia SRL 2022-1A 144A, (3 mo. EURIBOR +
2.500%), 6.46%, 5/22/34 EUR (a)(b)(c) 2,988
2,100,000 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.014%),
8.35%, 8/20/35 (a)(b) 2,009
2,811,353 Cold Storage Trust 2020-ICE5 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.214%), 7.55%, 11/15/37 (a)(b) 2,802
1,965,981 Cold Storage Trust 2020-ICE5 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.880%), 8.22%, 11/15/37 (a)(b) 1,963
Principal
or Shares Security Description
Value
(000)
1,867,682 Cold Storage Trust 2020-ICE5 144A, (1 mo.
Term Secured Overnight Financing Rate +
3.607%), 8.95%, 11/15/37 (a)(b) $ 1,858
5,600,000 Connecticut Avenue Securities Trust 2019-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.464%), 9.81%,
7/25/31 (a)(b) 6,011
4,599,609 Connecticut Avenue Securities Trust 2019-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.264%), 9.61%,
8/25/31 (a)(b) 4,905
2,666,189 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 7.61%,
11/25/39 (a)(b) 2,689
1,975,049 Connecticut Avenue Securities Trust 2020-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.164%), 7.51%,
1/25/40 (a)(b) 2,005
1,900,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 9.11%,
2/25/40 (a)(b) 2,006
1,400,000 Connecticut Avenue Securities Trust 2024-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.050%), 6.39%,
1/25/44 (a)(b) 1,401
1,736,149 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. Term Secured Overnight Financing Rate +
2.296%), 7.63%, 5/15/35 (a)(b) 1,695
3,106,793 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. Term Secured Overnight Financing Rate +
2.796%), 8.13%, 5/15/35 (a)(b) 3,031
2,656,604 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.964%), 8.30%, 7/15/38 (a)(b) 2,641
2,977,229 Extended Stay America Trust 2021-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 3.814%), 9.15%, 7/15/38 (a)(b) 2,969
2,500,000 Fannie Mae Connecticut Avenue Securities
2018-C01, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.664%), 9.01%,
7/25/30 (a) 2,674
4,477,545 FN CB6096 30YR , 6.00%, 4/01/53  4,546
1,967,195 FN CB7340 30YR , 6.00%, 10/01/53  1,995
4,683,338 FN MA4919 30YR , 5.50%, 2/01/53  4,701
4,896,520 FN MA4979 30YR , 5.50%, 4/01/53  4,912
4,677,986 FN MA5072 30YR , 5.50%, 7/01/53  4,693
4,926,930 FN MA5139 30YR , 6.00%, 9/01/53  4,996
4,829,423 FN MA5167 30YR , 6.50%, 10/01/53  4,945
1,594,218 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.250%), 7.59%,
8/25/33 (a)(b) 1,622
1,538,993 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 6.34%,
1/25/42 (a)(b) 1,534
1,611,678 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.300%), 6.64%,
2/25/42 (a)(b) 1,617

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,471,950 Freddie Mac STACR REMIC Trust 2023-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.850%), 7.19%,
11/25/43 (a)(b) $ 2,514
4,307,870 Freddie Mac STACR REMIC Trust 2020-DNA3
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 5.214%), 10.56%,
6/25/50 (a)(b) 4,753
3,088,474 Freddie Mac STACR REMIC Trust 2020-HQA3
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 5.864%), 11.21%,
7/25/50 (a)(b) 3,432
499,015 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 8.14%,
10/25/50 (a)(b) 506
671,639 Freddie Mac STACR REMIC Trust 2020-HQA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.600%), 7.94%,
11/25/50 (a)(b) 686
101,454 Freddie Mac STACR Trust 2019-FTR2 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 1.064%), 6.41%, 11/25/48 (a)
(b) 101
1,284,141 Frost CMBS DAC 2021-1A 144A, (Sterling
Overnight Index Average + 2.900%), 8.12%,
11/20/33 GBP (a)(b)(c) 1,494
5,225,273 G2 MA9242 30YR , 6.00%, 10/20/53  5,308
77,169 JP Morgan Mortgage Trust 2017-5 144A,
3.91%, 10/26/48 (b)(i) 76
3,996,231 LCCM 2017-LC26 144A, 1.68%, 7/12/50 (b)(i) 151
2,752,316 Life Mortgage Trust 2021-BMR 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.464%), 7.80%, 3/15/38 (a)(b) 2,664
2,100,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
1.614%), 6.95%, 3/15/36 (a)(b) 1,948
3,400,000 RIAL Issuer Ltd. 2022-FL8 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.58%, 1/19/37 (a)(b) 3,323
534,641 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
6.53%, 7/15/38 (a)(b) 528
2,120,000 TPGI Trust 2021-DGWD 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.464%),
7.80%, 6/15/26 (a)(b) 2,102
Principal
or Shares Security Description
Value
(000)
930,509 TTAN 2021-MHC 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.514%), 7.85%,
3/15/38 (a)(b) $ 907
1,200,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. Term Secured Overnight
Financing Rate + 0.922%), 6.26%, 12/15/34 (a)
(b) 1,130
450,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.822%), 7.16%, 12/15/34 (a)
(b) 380
5,100,079 Wells Fargo Commercial Mortgage Trust 2018-
C46, 1.08%, 8/15/51 (i) 115
Total Mortgage Backed (Cost - $150,101)
147,847
U.S. Treasury (10%
)
34,986,203 U.S. Treasury Inflation Indexed Notes , 2.38%,
10/15/28  36,185
33,800,000 U.S. Treasury Note , 4.25%, 1/31/26  33,819
Total U.S. Treasury (Cost - $68,619)
70,004
Investment Company (3%
)
12,537,937 Payden Cash Reserves Money Market Fund* 12,538
2,170,213 Payden Emerging Markets Local Bond Fund* 10,439
Total Investment Company (Cost - $22,738)
22,977
Total Investments (Cost - $740,401) (101%)
732,492
Liabilities in excess of Other Assets (-1%)
(9,778)
Net Assets (100%) $ 722,714
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Floating rate security. The rate shown reflects the rate in effect at January 31,
2024. The stated maturity is subject to prepayments.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At January 31, 2024, the total market value of the Fund’s securities on loan is $3,202 and the total market value of the collateral held by the Fund is $3,276. Amounts in 000s.
(h) Yield to maturity at time of purchase.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
AUD 8,216
USD  5,228 HSBC Bank USA, N.A. 02/21/2024 $ 166
CHF 4,645
USD  5,365 HSBC Bank USA, N.A. 02/21/2024 31
GBP 750
USD  944 HSBC Bank USA, N.A. 03/18/2024 6

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
JPY 348,000
USD  2,345 Citibank, N.A. 02/21/2024 $ 28
USD 5,510
AUD  8,216 HSBC Bank USA, N.A. 02/21/2024 116
USD 7,048
GBP  5,556 HSBC Bank USA, N.A. 02/21/2024 5
USD 7,220
BRL  35,777 HSBC Bank USA, N.A. 04/02/2024 43

Liabilities:
EUR 7,404 USD  8,030 Citibank, N.A. 03/18/2024 (13)
EUR 4,893 USD  5,375 HSBC Bank USA, N.A. 02/21/2024 (83)
USD 2,291 AUD  3,533 Citibank, N.A. 02/21/2024 (28)
USD 59,069 EUR  54,930 Citibank, N.A. 03/18/2024 (414)
USD 5,285 CHF  4,645 HSBC Bank USA, N.A. 02/21/2024 (110)
USD 5,244 EUR  4,893 HSBC Bank USA, N.A. 02/21/2024 (49)
USD 2,368 CAD  3,194 HSBC Bank USA, N.A. 03/18/2024 (9)
USD 3,612 GBP  2,912 HSBC Bank USA, N.A. 03/18/2024 (80)
(786)
Net Unrealized Appreciation (Depreciation)
$(391)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
Euro-Bobl Future 138 Mar-24 $ (17,677) $ (83) $ (83)
Euro-Bund Future 33 Mar-24 (4,845) (72) (72)
Euro-Schatz Future 20 Mar-24 (2,295) (1) (1)
U.S. Long Bond Future 41 Mar-24 (5,016) (81) (81)
U.S. Treasury 10-Year Note Future 83 Mar-24 (9,323) (99) (99)
U.S. Treasury 10-Year Ultra Future 736 Mar-24 (86,020) (1,487) (1,487)
U.S. Treasury 2-Year Note Future 97 Mar-24 (19,949) (26) (26)
U.S. Treasury 5-Year Note Future 1,638 Mar-24 (177,544) (1,194) (1,194)
a a
Total Futures
$(3,043)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 41 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2028 USD 11,880 $(730) $(62) $(668)
Protection Bought (Relevant Credit: Markit iTraxx Crossover),
Pay 5% Quarterly, Receive upon credit default 12/20/2028 EUR 26,300 (2,177) (970) (1,207)
$(2,907) $(1,032) $(1,875)